Pro Forma Share Capital: Schedule of authorized unlimited common shares (Details) - Pro Forma, Unaudited	Nov. 30, 2017 USD ($) $ / shares shares
Opening balance of Magellan
Number of Shares | shares	75,880,548
Par Value | $ / shares	$ 75,881
Additional Paid-In Capital | $	$ 1,825,403
Common stock of the SDA Mill
Number of Shares | shares	26,574,000
Par Value | $ / shares	$ 3,324,623
Additional Paid-In Capital | $	$ 0
Shares issued to acquire the SDA Mill
Number of Shares | shares	14,200,834
Par Value | $ / shares	$ 14,201
Additional Paid-In Capital | $	$ 411,824
Elimination of pre-acquisition share capital amounts of SDA Mill
Number of Shares | shares	(26,574,000)
Par Value | $ / shares	$ (3,324,623)
Additional Paid-In Capital | $	$ 0
Pro Forma Share Capital
Number of Shares | shares	90,081,382
Par Value | $ / shares	$ 90,082
Additional Paid-In Capital | $	$ 2,237,227